Promissory Notes Payable (Details) - USD ($)	1 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2018	Oct. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017	Mar. 09, 2019	Jan. 02, 2019
Promissory Notes Payable (Textual)
Aggregate gross proceeds of convertible notes payable					$ 7,205,000
Common stock conversion price per share					$ 0.75
Term of warrants					7 years
Exercisable price per share			$ 0.99
Aggregate fair value of warrants				$ 3,862,095
Debt issuance costs, net					$ 6,534,400
Notes converted into shares of common stock		10,731,699
Loss on extinguishment of debt	$ 3,774,500
Stock-based compensation - warrants [Member]
Promissory Notes Payable (Textual)
Exercisable price per share							$ 1.75	$ 1.75
Warrants issued to placement agent, share					804,000
Warrants for aggregate proceeds					$ 1,594,000	$ 209,740
Aggregate fair value of warrants					$ 200,700
Between September 2017 and January 2018 [Member]
Promissory Notes Payable (Textual)
Aggregate gross proceeds of convertible notes payable			7,205,000
Debt issuance costs, net			$ 6,534,400
Interest rate			7.00%